CASH AND CASH EQUIVALENTS (Details Narrative) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Cash and cash equivalents	$ 1,119,933	$ 1,438,430		$ 2,597,848
Cash in bank	430,812	523,619
Time deposits	689,122	914,811		1,975,347
Percentage of Interest rate for time deposits			1.10%
Time deposit uninsured	$ 207,966	231,187		295,761
Cash in bank		$ 513,152		$ 554,864
Minimum [Member]
Percentage of Interest rate for time deposits	1.37%	1.10%
Maximum [Member]
Percentage of Interest rate for time deposits	1.88%	1.88%